Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000024797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	11.14%	4.55%	4.12%
C000024799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	15.66%	4.92%	4.08%
C000077842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000170844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000024797
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	5.73%	4.71%
Without Sales Load [Member] | C000024799
Average Annual Return [Line Items]
Average Annual Return, Percent	16.66%	4.92%	4.08%
Without Sales Load [Member] | C000077842
Average Annual Return [Line Items]
Average Annual Return, Percent	17.91%	6.04%	5.01%
Without Sales Load [Member] | C000024800
Average Annual Return [Line Items]
Average Annual Return, Percent	17.06%	5.28%	4.26%
Without Sales Load [Member] | C000170844
Average Annual Return [Line Items]
Average Annual Return, Percent	17.95%	6.06%	4.98%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	26.12%	11.36%	9.28%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	26.12%	11.36%	9.28%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	26.12%	11.36%	9.28%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	26.12%	11.36%	9.28%
FEDERATED INDEX: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	26.12%	11.36%	9.28%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	17.14%	6.30%	5.81%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Average Annual Return, Percent	15.18%	5.07%	4.19%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	17.14%	6.30%	5.81%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Average Annual Return, Percent	15.18%	5.07%	4.19%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	17.14%	6.30%	5.81%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Average Annual Return, Percent	15.18%	5.07%	4.19%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	17.14%	6.30%	5.81%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Average Annual Return, Percent	15.18%	5.07%	4.19%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI/40% Bloomberg Global Aggregate
Average Annual Return, Percent	17.14%	6.30%	5.81%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Morningstar World Allocation Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar World Allocation Funds Average
Average Annual Return, Percent	15.18%	5.07%	4.19%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%